Vanguard Total World Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares Dated February 25, 2011

Effective immediately, the Fund’s board of trustees has approved replacing the FTSE All-World Index with the FTSE Global All Cap Index as the Fund’s benchmark index. The new benchmark provides greater diversification and a more complete representation of the global stock market by adding exposure to small-capitalization stocks of companies located around the world. The transition to the new benchmark is not expected to generate any capital gains. The Fund’s expense ratios are expected to remain unchanged.

In addition, effective immediately, the Fund’s 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The table under “Fees and Expenses” is replaced with the following:

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (on shares held less than two months)	2%
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.39%
12b-1 Distribution Fee	None
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.45%

In the same section, the table illustrating the hypothetical expenses is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index’s market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target Index (covering nearly 98% of the Index’s total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

The following is inserted as the second bullet point under “Primary Risks”:

• Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund’s assets are invested in small-and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Within the credit line, the reference to the FTSE All-World Index is replaced with the FTSE Global All Cap Index. The final sentence of the credit line is removed.

Prospectus Text Changes

The following replaces similar text under the “Market Exposure” heading on page 7:

The Fund invests in large-, mid-, and small-capitalization stocks of companies located around the world, including developed and emerging markets.

Within the same section, the following risk flag is added on page 7:

The Fund is subject to investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund’s assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

The paragraph under the “Security Selection” heading on page 10 is replaced with the following:

The Fund attempts to track the investment performance of a benchmark index consisting of common stocks of large-, mid-, and small-capitalization companies located around the world, including developed and emerging markets. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index’s market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target Index (covering nearly 98% of the Index’s total market capitalization) and a representative sample of the remaining stocks.

Within the same section, the following replaces similar text on page 11:

The FTSE Global All Cap Index. The FTSE Global All Cap Index is maintained by FTSE Group (FTSE), a widely known global index provider that currently manages and calculates more than 120,000 indexes daily.

The “Purchase and Redemption Fees” heading and text on page 12 is replaced with the following:

Redemption Fee

The Fund charges a 2% redemption fee if you have made an exchange into the Fund and subsequently exchange those shares out of the Fund within two months. If you exchange shares out of the Fund, Vanguard first exchanges shares that are exempt from redemption fees (such as shares purchased with dividend or capital gains distributions and shares purchased with plan participant payroll or employer contributions). Shares you have held the longest will be redeemed next.

Unlike a sales charge or a load paid to a broker or a fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities. The redemption fee is designed to ensure that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

See Investing With Vanguard for more information about fees.

On page 21, the “Purchase and Redemption Fees” heading and the paragraph that follows are replaced with the following:

Redemption Fee

Participants will incur a redemption fee if, after making an exchange, transfer, or rollover into a fund with a redemption fee, the participant makes a subsequent exchange out of that fund within the redemption-fee period. The fee is withheld from redemption proceeds and is retained by the fund. Shares held longer than the redemption-fee holding period are not subject to the fee. After exchanging shares that are exempt from redemption fees, shares you have held the longest will be exchanged first.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 628 122011

Vanguard Total World Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares Dated February 25, 2011

Effective immediately, the Fund’s board of trustees has approved replacing the FTSE All-World Index with the FTSE Global All Cap Index as the Fund’s benchmark index. The new benchmark provides greater diversification and a more complete representation of the global stock market by adding exposure to small-capitalization stocks of companies located around the world. The transition to the new benchmark is not expected to generate any capital gains. The Fund’s expense ratios are expected to remain unchanged.

In addition, effective immediately, the Fund’s 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The table under “Fees and Expenses” is replaced with the following:

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (on shares held less than two months)	2%
Account Service Fee (for fund account balances below $10,000)	$20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.39%
12b-1 Distribution Fee	None
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.45%

In the same section, the table illustrating the hypothetical expenses is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index’s market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target Index (covering nearly 98% of the Index’s total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

The following is inserted as the second bullet point under “Primary Risks”:

• Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund’s assets are invested in small-and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Within the credit line, the reference to the FTSE All-World Index is replaced with the FTSE Global All Cap Index. The final sentence of the credit line is removed.

Prospectus Text Changes

The following replaces similar text under the “Market Exposure” heading on page 8:

The Fund invests in large-, mid-, and small-capitalization stocks of companies located around the world, including developed and emerging markets.

Within the same section, the following risk flag is added on page 9:

The Fund is subject to investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund’s assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

The paragraph under the “Security Selection” heading on page 11 is replaced with the following:

The Fund attempts to track the investment performance of a benchmark index consisting of common stocks of large-, mid-, and small-capitalization companies located around the world, including developed and emerging markets. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index’s market capitalization).

The Fund typically holds approximately 5,000 of the stocks that make up its target Index (covering nearly 98% of the Index’s total market capitalization) and a representative sample of the remaining stocks.

Within the same section, the following replaces similar text on page 12:

The FTSE Global All Cap Index. The FTSE Global All Cap Index is maintained by FTSE Group (FTSE), a widely known global index provider that currently manages and calculates more than 120,000 indexes daily.

The “Purchase, Redemption, and Account Service Fees” heading and text on page 13 is replaced with the following:

Redemption and Account Service Fees

The Fund charges a 2% redemption fee on shares redeemed before they have been held for two months. The fee applies if you redeem shares by selling or by exchanging to another Vanguard fund, or if Vanguard liquidates your Fund account because the balance falls below the minimum initial investment for any reason, including market fluctuation. Shares you have held the longest will be redeemed first.

Unlike a sales charge or a load paid to a broker or a fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities. The redemption fee is designed to ensure that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

An account service fee of $20 per year applies to certain fund accounts whose balances are less than $10,000.

See Investing With Vanguard for more information about fees.

In the “Purchasing Shares” section of Investing With Vanguard on page 25, the “Purchase Fees” heading and subsequent paragraph are removed.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 628 122011

Vanguard Total World Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares Dated February 25, 2011

Effective immediately, the Fund’s board of trustees has approved replacing the FTSE All-World Index with the FTSE Global All Cap Index as the Fund’s benchmark index. The new benchmark provides greater diversification and a more complete representation of the global stock market by adding exposure to small-capitalization stocks of companies located around the world. The transition to the new benchmark is not expected to generate any capital gains. The Fund’s expense ratios are expected to remain unchanged.

In addition, effective immediately, the Fund’s 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The table under “Fees and Expenses” is replaced with the following:

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (on shares held less than two months)	2%
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.17%
12b-1 Distribution Fee	None
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.23%

In the same section, the table illustrating the hypothetical expenses is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index’s market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target Index (covering nearly 98% of the Index’s total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

The following is inserted as the second bullet point under “Primary Risks”:

• Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund’s assets are invested in small-and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Within the credit line, the reference to the FTSE All-World Index is replaced with the FTSE Global All Cap Index. The final sentence of the credit line is removed.

Prospectus Text Changes

The following replaces similar text under the “Market Exposure” heading on page 8:

The Fund invests in large-, mid-, and small-capitalization stocks of companies located around the world, including developed and emerging markets.

Within the same section, the following risk flag is added on page 9:

The Fund is subject to investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund’s assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

The paragraph under the “Security Selection” heading on page 11 is replaced with the following:

The Fund attempts to track the investment performance of a benchmark index consisting of common stocks of large-, mid-, and small-capitalization companies located around the world, including developed and emerging markets. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index’s market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target Index (covering nearly 98% of the Index’s total market capitalization) and a representative sample of the remaining stocks.

Within the same section, the following replaces similar text on page 12:

The FTSE Global All Cap Index. The FTSE Global All Cap Index is maintained by FTSE Group (FTSE), a widely known global index provider that currently manages and calculates more than 120,000 indexes daily.

The “Purchase and Redemption Fees” heading and text on page 13 is replaced with the following:

Redemption Fee

The Fund charges a 2% redemption fee on shares redeemed before they have been held for two months. The fee applies if you redeem shares by selling or by exchanging to another Vanguard fund. Shares you have held the longest will be redeemed first.

Unlike a sales charge or a load paid to a broker or a fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities. The redemption fee is designed to ensure that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

See Investing With Vanguard for more information about fees.

In the “Purchasing Shares” section of Investing With Vanguard on page 25, the “Purchase Fees” heading and subsequent paragraph are removed.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 826 122011

Vanguard Total World Stock ETF

Supplement to the Prospectus and Summary Prospectus Dated February 25, 2011

Effective immediately, the Fund’s board of trustees has approved replacing the FTSE All-World Index with the FTSE Global All Cap Index as the Fund’s benchmark index. The new benchmark provides greater diversification and a more complete representation of the global stock market by adding exposure to small-capitalization stocks of companies located around the world. The transition to the new benchmark is not expected to generate any capital gains. The Fund’s expense ratios are expected to remain unchanged.

Prospectus and Summary Prospectus Text Changes

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index’s market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target Index (covering nearly 98% of the Index’s total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

The following is inserted as the second bullet point under “Primary Risks”:

• Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund’s assets are invested in small-and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Within the credit line, the reference to the FTSE All-World Index is replaced with the FTSE Global All Cap Index. The final sentence of the credit line is removed.

Prospectus Text Changes

The following replaces similar text under the “Market Exposure” heading on page 10:

The Fund invests in large-, mid-, and small-capitalization stocks of companies located around the world, including developed and emerging markets.

Within the same section, the following risk flag is added on page 11:

The Fund is subject to investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund’s assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

The paragraph under the “Security Selection” heading beginning on page 13 is replaced with the following:

The Fund attempts to track the investment performance of a benchmark index consisting of common stocks of large-, mid-, and small-capitalization companies located around the world, including developed and emerging markets. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index’s market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target Index (covering nearly 98% of the Index’s total market capitalization) and a representative sample of the remaining stocks.

Within the same section, the following replaces similar text on page 14:

The FTSE Global All Cap Index. The FTSE Global All Cap Index is maintained by FTSE Group (FTSE), a widely known global index provider that currently manages and calculates more than 120,000 indexes daily.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 3141 122011

Vanguard International Equity Index Funds

Vanguard Total World Stock Index Fund

Supplement to the Statement of Additional Information Dated September 27, 2011

Effective immediately, the Fund’s 0.25% purchase fee is eliminated.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 072A 122011